Sales revenues	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Sales revenues

4.	Sales revenues

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Diesel	14,327	12,753	7,584	6,183
Road-use diesel subsidy program	2,051	-	1,923	−
Gasoline	5,936	6,037	3,013	3,073
Gasoline subsidy program	159	-	159	−
Liquefied petroleum gas	1,773	1,617	942	884
Liquefied petroleum gas subsidy program	17	-	17	−
Jet fuel	3,072	2,132	1,893	1,009
Naphtha	1,256	835	784	425
Fuel oil (including bunker fuel)	376	297	213	132
Other oil products	2,062	1,901	1,213	970
Subtotal oil products	31,029	25,572	17,741	12,676
Natural gas	1,677	1,858	899	973
Crude oil	2,289	2,478	1,358	1,073
Renewables and nitrogen products	234	94	122	41
Breakage	80	102	44	54
Electricity	602	287	274	148
Services, agency and others	490	348	255	182
Domestic market	36,401	30,739	20,693	15,147

Exports	20,267	11,049	12,665	5,680
Crude oil	16,096	8,262	10,381	4,452
Fuel oil (including bunker fuel)	3,420	2,277	1,879	1,093
Other oil products and other products	751	510	405	135
Sales abroad (1)	474	322	249	210
Foreign market	20,741	11,371	12,914	5,890
Sales revenues	57,142	42,110	33,607	21,037
(1) Sales revenues from operations outside of Brazil, including trading and excluding exports.

In the six-month period ended June 30, 2026, in relation to road-use diesel, gasoline and liquefied petroleum gas subsidy programs, the Company recognized the total amount of US$ 2,227 as sales revenues (US$ 2,099 in the three-month period ended June 30, 2026), as described in note 28.1.1.

The composition of sales revenues by shipping destination is presented as follows:

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Domestic market	36,401	30,739	20,693	15,147
China	8,709	3,086	5,459	2,020
Americas (except United States)	2,362	1,456	1,434	783
Europe	2,128	2,018	1,467	971
Asia (except China and Singapore)	4,180	2,314	2,707	1,118
United States	706	977	296	294
Singapore	2,294	1,301	1,305	629
Others	362	219	246	75
Foreign market	20,741	11,371	12,914	5,890
Sales revenues	57,142	42,110	33,607	21,037

In the six-month period ended June 30, 2026, sales to one client of the refining, transportation and marketing (RT&M) segment represented individually 12% of the Company’s sales revenues. In the six-month period ended June 30, 2025, sales to two clients of the RT&M segment represented individually 15% and 10% of the Company’s sales revenues.